Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset)
Other Investments	kr 25	kr 19
Properties	23	21	kr 24
Plan assets	189	173	223
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	49	49	76
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	4	3	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	49	43	63
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	22	26	40
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 17	kr 12	kr 16